UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8820

The Markman MultiFund Trust

(Exact name of registrant as specified in charter)

6600 France Avenue South, Minneapolis, Minnesota 55435

 (Address of principal executive offices)  (Zip code)

Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435

(Name and address of agent for service)

Registrant's telephone number, including area code: (952) 920-4848

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MARKMAN CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.8%
	FINANCIAL SERVICES — 29.0%
74,900	The Charles Schwab Corp.	$1,947,400
34,000	Capital One Financial Corp.	1,734,000
13,500	The Goldman Sachs Group, Inc.	1,728,000
390	Berkshire Hathaway, Inc. - Class B*	1,714,050
4,400	CME Group, Inc.	1,634,644
28,725	Wells Fargo & Co.	1,078,049
28,000	U.S. Bancorp	1,008,560
16,000	JP Morgan Chase & Co.	747,200
		$11,591,903

	HEALTH CARE/MEDICAL — 10.4%
27,000	Johnson & Johnson	$1,870,560
48,000	UnitedHealth Group, Inc.	1,218,720
24,000	Cerner Corp.*	1,071,360
		$4,160,640

	ENERGY/NATURAL RESOURCES — 7.3%
10,000	Oil Service HOLDRs Trust	$1,467,000
40,000	Chesapeake Energy Corp.	1,434,400
		$2,901,400

	LEISURE — 7.2%
23,000	McDonald’s Corp.	$1,419,100
31,825	Las Vegas Sands Corp.*	1,149,201
15,000	Royal Caribbean Cruises Ltd.	311,250
		$2,879,551

	INTERNET COMMERCE — 5.6%
4,700	Google, Inc. - Class A*	$1,882,444
5,000	Amazon.com, Inc.*	363,800
		$2,246,244

	CONSUMER ELECTRONICS — 5.1%
18,000	Apple, Inc.*	$2,045,880

	AGRICULTURE/FOOD PRODUCTS — 4.6%
14,000	Potash Corporation of Saskatchewan	$1,848,140

	CONSUMER PRODUCTS — 4.5%
26,000	Procter & Gamble Co.	$1,811,940

	DIVERSIFIED INDUSTRIAL — 4.3%
67,700	General Electric Co.	$1,726,350

	TRANSPORTATION & DELIVERY — 3.8%
23,000	Norfolk Southern Corp.	$1,522,830

	RETAIL — 3.0%
20,000	Wal-Mart Stores, Inc.	$1,197,800

	SOFTWARE & SERVICES — 2.1%
20,400	Blackboard, Inc.*	$821,916

	TELECOMMUNICATIONS — 1.0%
20,000	Vimpel-Communications	$406,000

	AUTOMOTIVE — 0.9%
4,000	Toyota Motor Corp.	$343,200

	TOTAL COMMON STOCKS	$35,503,794

	EXCHANGE TRADED FUNDS — 5.6%
25,000	Ultra QQQ ProShares	$1,305,500
15,000	Ultra Oil & Gas ProShares	933,750

	TOTAL EXCHANGE TRADED FUNDS	$2,239,250

	MUTUAL FUNDS — 4.7%
105,205	Markman Global Build-Out Fund*	$1,882,125

	TOTAL INVESTMENT SECURITIES — 99.1%	$39,625,169
	(Cost $38,962,048)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%	356,814

	NET ASSETS — 100.0%	$39,981,983

* Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to portfolio of investments.

MARKMAN GLOBAL BUILD-OUT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 89.3%
	INDUSTRIAL EQUIPMENT & COMPONENTS — 21.8%
1,800	SPX Corp.	$138,600
6,100	KHD Humboldt Wedag International, Ltd. - ADR*	116,998
6,000	ABB Ltd. - ADR	116,400
1,400	Lincoln Electric Holdings, Inc.	90,034
1,400	Caterpillar, Inc.	83,440
2,500	Terex Corp.*	76,300
4,100	The Manitowoc Co., Inc.	63,755
1,500	General Cable Corp.*	53,445
		$738,972

	ENGINEERING SERVICES — 18.2%
3,200	URS Corp.*	$117,344
4,700	AECOM Technology Corp.*	114,868
2,100	Jacobs Engineering Group, Inc.*	114,051
3,700	The Shaw Group, Inc.*	113,701
5,500	Chicago Bridge & Iron Co. N.V. - ADR	105,820
3,800	Hill International, Inc.*	52,630
		$618,414

	METALS & MINING — 17.4%
1,800	Valmont Industries, Inc.	$148,842
1,400	Freeport-McMoRan Copper & Gold, Inc. - Class B	79,590
4,100	Companhia Vale do Rio Doce - ADR	78,515
1,400	ArcelorMittal - ADR	69,132
700	POSCO - ADR	65,359
1,400	Schnitzer Steel Industries, Inc.	54,936
2,300	Alcoa, Inc.	51,934
2,300	Mechel - ADR	41,308
		$589,616

	HEAVY CONSTRUCTION — 11.2%
2,200	Fluor Corp.	$122,540
9,600	Empresas ICA S.A.B. de C.V. - ADR*	110,016
3,000	Foster Wheeler, Ltd.*	108,330
1,100	Granite Construction, Inc.	39,402
		$380,288

	DIVERSIFIED MACHINERY — 6.9%
1,700	Flowserve Corp.	$150,909
2,600	Kubota Corp. - ADR	81,640
		$232,549

	DIVERSIFIED INDUSTRIAL — 6.7%
2,200	United Technologies Corp.	$132,132
2,800	CEMEX, S.A.B. de C.V. - ADR*	48,216
2,200	CRH plc - ADR	46,904
		$227,252

	TELECOMMUNICATIONS — 3.9%
1,400	Siemens AG - ADR	$131,446

	UTILITIES — 3.2%
2,600	Veolia Environnement - ADR	$107,328

	TOTAL COMMON STOCKS	$3,025,865

	MONEY MARKET FUNDS — 12.6%
427,295	5/3 Prime Money Market Fund	$427,295

	TOTAL INVESTMENT SECURITIES — 101.9%	$3,453,160
	(Cost $ 3,727,959)

	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9%)	(64,264)

	NET ASSETS — 100.0%	$3,388,896

* Non-income producing security.
ADR - American Depository Receipt.
PLC - Public Liability Company.

See accompanying notes to portfolio of investments.

MARKMAN MULTIFUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities, which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities
Markman Core Growth Fund	$39,625,169	$-	$-
Markman Global Build-Out Fund	3,453,160	-	-

Short sales - The Fund may sell securities short. In a short sale, the Fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The Fund then becomes obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

When it engages in short sales, the Fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal tax information - As of September 30, 2008, the aggregate identified cost for federal income tax purposes is as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Markman Core Growth Fund	$42,734,248	-	$(3,109,079)	$(3,109,079)
Markman Global Build-Out Fund	$3,727,959	$25,885	$(300,684)	$(274,799)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Markman MultiFund Trust

By (Signature and Title)

/s/ Robert J. Markman
Robert J. Markman
President

Date: November 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Markman
Robert J. Markman
President

Date: November 10, 2008

By (Signature and Title)

/s/ Judith E. Fansler
Judith E. Fansler
Treasurer and Chief Financial Officer

Date: November 10, 2008